S000004254 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	346 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI ACWI ex USA Index (Net) (Returns do not reflect deductions for fees, expenses or taxes except for withholding taxes on reinvested dividends)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	5.53%	4.10%	4.80%
MSCI Singapore 25/50 Index (Spliced) (Returns do not reflect deductions for fees, expenses or taxes except for withholding taxes on reinvested dividends)
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]	23.15%	3.05%	2.94%
iShares MSCI Singapore ETF
Prospectus [Line Items]
Average Annual Return, Percent		22.53%	2.51%	2.45%
Performance Inception Date					Mar. 12, 1996
iShares MSCI Singapore ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		20.38%	0.71%	0.71%
iShares MSCI Singapore ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		13.30%	1.08%	1.06%

[1]	Returns for net indices generally assume the reinvestment of dividends after the deduction of the maximum withholding tax in each country applicable to non-residents of the country as determined by the index provider. Such indices use withholding tax rates that are often at a higher rate than the rates to which the Fund is subject in each country, including for countries where the Fund is not subject to withholding taxes. When this is the case, index performance will be lower than if the index used the Fund's applicable withholding tax rates, if any.
[2]	The MSCI Singapore 25/50 Index (Spliced) reflects the performance of the MSCI Singapore Index (Net) through November 30, 2016 and the MSCI Singapore 25/50 Index (Net) thereafter, which reflect the times when each index was the Underlying Index of the Fund.